Significant acquisition of businesses (Details) € in Millions												1 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 EUR (€)	Oct. 15, 2024	May 30, 2024 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	May 03, 2024 USD ($)	Oct. 03, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jul. 14, 2023 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024	Aug. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 30, 2024 EUR (€)	Apr. 11, 2024 USD ($)	Apr. 11, 2024 EUR (€)	Sep. 18, 2023 USD ($)	Sep. 18, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Number of acquisitions of businesses applying the business combination acquisition method														0
Identifiable assets acquired (liabilities assumed)															$ 2,003,000,000
Profit (loss) from discontinued operations																$ 6,282,000,000
Deferred tax liability (asset)														$ (2,041,000,000)	(1,940,000,000)	(2,061,000,000)
Intangible assets other than goodwill														29,411,000,000	26,915,000,000
Revenue from sale of goods														54,532,000,000	50,317,000,000	45,440,000,000
Dividend in kind distribution liability									$ 13,962,000,000
Borrowings														28,729,000,000	24,722,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed									5,315,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net									5,860,000,000							5,860,000,000
Depreciation, property, plant and equipment														951,000,000	885,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill														(557,000,000)	(1,433,000,000)
Non-controlling interests														419,000,000	80,000,000
Other current financial assets														155,000,000	1,998,000,000
Goodwill
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill															(910,000,000)
Intangible assets and goodwill														25,567,000,000	24,756,000,000	23,341,000,000
Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														26,586,000,000	25,665,000,000	23,391,000,000
Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														(1,019,000,000)	(909,000,000)	(50,000,000)
Intangible Assets other than Goodwill
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill														3,517,000,000	3,457,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill														(557,000,000)	(523,000,000)
Intangible assets and goodwill														29,411,000,000	26,915,000,000	26,879,000,000
Intangible Assets other than Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														68,283,000,000	60,206,000,000	58,319,000,000
Intangible Assets other than Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														(38,872,000,000)	(33,291,000,000)	(31,440,000,000)
Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill														(313,000,000)	(471,000,000)
Intangible assets and goodwill														10,431,000,000	7,222,000,000	5,329,000,000
Acquired research and development [member] | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														12,525,000,000	9,621,000,000	7,822,000,000
Acquired research and development [member] | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														(2,094,000,000)	(2,399,000,000)	(2,493,000,000)
Currently marketed products
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill														2,750,000,000	2,964,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill														(25,000,000)
Intangible assets and goodwill														16,008,000,000	16,912,000,000	20,017,000,000
Currently marketed products | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														49,573,000,000	45,462,000,000	46,909,000,000
Currently marketed products | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill																(300,000,000)
Intangible assets and goodwill														(33,565,000,000)	(28,550,000,000)	(26,892,000,000)
Other intangible assets
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill														767,000,000	493,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill														(219,000,000)	(52,000,000)
Intangible assets and goodwill														2,972,000,000	2,781,000,000	1,533,000,000
Other intangible assets | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														6,185,000,000	5,123,000,000	3,588,000,000
Other intangible assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill														$ (3,213,000,000)	(2,342,000,000)	(2,055,000,000)
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction														The conditions precedent to the spin-off were met and on October 3, 2023 the spin-off of the Sandoz business was effected by way of a distribution of a dividend in kind of Sandoz Group AG shares to Novartis AG shareholders and American Depositary Receipt (ADR) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received one Sandoz Group AG share for every five Novartis AG shares and each Novartis ADR holder received one Sandoz ADR for every five Novartis ADR that they held at the close of business on October 3, 2023. As of October 4, 2023, the shares of Sandoz Group AG have been listed on the SIX Swiss Exchange (SIX) under the stock symbol “SDZ”.
Chinook Therapeutics
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 3,300,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents										(3,200,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment										(100,000,000)
Identifiable assets acquired (liabilities assumed)										2,400,000,000
Additional recognition, goodwill										900,000,000
Other net assets										300,000,000
Deferred tax liability (asset)										400,000,000
Potential milestone maximum payments										300,000,000
Contingent consideration recognised as of acquisition date										100,000,000
Chinook Therapeutics | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill										$ 2,500,000,000
DTx Pharma Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											$ 600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents											(600,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment											(100,000,000)
Identifiable assets acquired (liabilities assumed)											400,000,000
Additional recognition, goodwill											200,000,000
Deferred tax liability (asset)											100,000,000
Potential milestone maximum payments											500,000,000
Contingent consideration recognised as of acquisition date											30,000,000
DTx Pharma Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill											$ 400,000,000
Kate Therapeutics, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 518,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents	(427,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(6,000,000)
Identifiable assets acquired (liabilities assumed)	234,000,000
Additional recognition, goodwill	284,000,000
Deferred tax liability (asset)	41,000,000
Other net assets liabilities	(1,000,000)
Potential milestone maximum payments	700,000,000
Customary purchase price adjustment	2,000,000
Contingent consideration recognised as of acquisition date	91,000,000
Kate Therapeutics, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	135,000,000
Kate Therapeutics, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	$ 135,000,000
MorphoSys AG
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 2,500,000,000																	€ 2,300.0		€ 2,600.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment					(200,000,000)	$ (1,900,000,000)	€ (1,700.0)					$ (300,000,000)	€ (300.0)
Identifiable assets acquired (liabilities assumed)					700,000,000
Additional recognition, goodwill					1,900,000,000
Percentage of Share capital in tender offer						65.00%	65.00%					65.00%	65.00%										65.00%	65.00%
Cash offer per ordinary share																							$ 68
Deferred tax liability (asset)					100,000,000
Intangible assets other than goodwill					$ 1,100,000,000
Percentage of share capital tendered at the expiration of the tender offer					89.70%																	89.70%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer					$ 300,000,000																	€ 300.0
Other net assets liabilities					$ (200,000,000)
Impairment loss recognised in profit or loss, intangible assets and goodwill															$ (900,000,000)
Percentage of share capital purchased by the company outside the tender offer																		3.20%	3.20%	1.70%	1.70%
Proportion of ownership interests held by non-controlling interests				0.00%	10.30%
Non-controlling interests					$ 100,000,000
Financial investments and other receivable					200,000,000
Other current financial assets					400,000,000
Financial debt to third parties					900,000,000
Purchase of non-controlling interests																		$ 90,000,000	€ 83.0	$ 47,000,000	€ 44.0
Percentage of share capital owned				100.00%													94.50%			91.40%	91.40%
Payment to the former remaining minority shareholders		$ 156,000,000	€ 144.0
Terminal Growth Rate															(15.00%)
Discount Rate (post-tax)															8.50%
MorphoSys AG | Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill															$ 1,000,000,000.0
MorphoSys AG | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill					600,000,000
MorphoSys AG | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill					$ 500,000,000
Mariana Oncology, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 1,280,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(1,040,000,000.00)
Portion of consideration paid consisting of cash and cash equivalents upfront payment								(80,000,000)
Identifiable assets acquired (liabilities assumed)								754,000,000
Additional recognition, goodwill								528,000,000
Deferred tax liability (asset)								133,000,000
Other net assets liabilities								(10,000,000)
Potential milestone maximum payments								750,000,000
Contingent consideration recognised as of acquisition date								239,000,000
Mariana Oncology, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill								344,000,000
Mariana Oncology, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill								$ 473,000,000
Continuing operations
Disclosure of detailed information about business combination [line items]
Depreciation, property, plant and equipment																916,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill																(3,048,000,000)
Continuing operations | Intangible Assets other than Goodwill
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill																3,960,000,000
Discontinued operations
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods																$ 7,428,000,000
Discontinued operations | Sandoz
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances									(3,300,000,000)
Other borrowings																									$ 3,300,000,000
Dividend in kind distribution liability									14,000,000,000.0
Borrowings																									3,700,000,000
Financial assets, at fair value									$ 500,000,000
Percentage of equity interest shares received									4.31%
Discontinued operations | Sandoz | Bridge loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings | €																										€ 2,400.0
Discontinued operations | Sandoz | Term loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																									500,000,000	€ 200.0
Discontinued operations | Sandoz | Local bilateral facilities [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																									$ 400,000,000
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary														100.00%